CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2024	Oct. 31, 2023
CURRENT ASSETS:
Cash	$ 297,288	$ 2,383
Restricted cash	698,949	692,692
Short-term investments	28,090,382	26,797,081
Accounts receivable	1,411,786	18,960
Interest receivable	156,000	0
Due from related party	$ 10,097	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Other current assets	$ 86,150	$ 107,508
Total Current Assets	39,921,393	27,618,624
NON-CURRENT ASSETS:
Right-of-use assets, operating leases, net	52,853	54,870
Note receivable	0	7,800,000
Property and equipment, net	4,948	6,280
Total Non-current Assets	57,801	7,861,150
Total Assets	39,979,194	35,479,774
CURRENT LIABILITIES:
Operating lease liabilities	24,820	57,402
Taxes payable	732,849	623,825
Salary payable	910,675	726,330
Accrued liabilities and other payables	1,563,520	481,801
Loan payable	983,421	0
Due to related parties	$ 1,703,421	$ 1,173,510
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Total Current Liabilities	$ 5,918,706	$ 3,062,868
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	29,867	0
Loan payable	140,491	0
Total Non-current Liabilities	170,358	0
Total Liabilities	6,089,064	3,062,868
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Additional paid-in capital	48,760,856	44,108,774
Accumulated deficit	(12,332,150)	(8,303,691)
Statutory reserve	316,684	275,150
Accumulated other comprehensive loss	(2,915,271)	(3,681,845)
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	33,889,728	32,416,512
Non-controlling interest	402	394
Total Equity	33,890,130	32,416,906
Total Liabilities and Equity	39,979,194	35,479,774
Nonrelated party
CURRENT ASSETS:
Note receivable	7,800,000	0
Related party
CURRENT ASSETS:
Note receivable	1,370,741	0
Due from related party	10,097
Class A ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	58,359	16,874
Class B ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	$ 1,250	$ 1,250